Document and Entity Information	Feb. 28, 2022
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001819994
Document Type	8-K
Document Period End Date	Feb. 28, 2022
Entity Registrant Name	Rocket Lab USA, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-39560
Entity Tax Identification Number	98-1550340
Entity Address, Address Line One	3881 McGowen Street
Entity Address, City or Town	Long Beach
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90808
City Area Code	(714)
Local Phone Number	465-5737
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.0001 par value per share
Trading Symbol	RKLB
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false